United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/15

Date of Reporting Period: Quarter ended 10/31/14

Item 1. Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—84.0%
		U.S. Treasury Notes—84.0%
$25,000,000		0.500%, 9/30/2016	$25,015,040
15,000,000		0.625%, 8/31/2017	14,882,696
15,000,000		0.750%, 12/31/2017	14,858,438
30,000,000		0.750%, 3/31/2018	29,585,157
30,000,000		0.875%, 10/15/2017	29,958,984
25,000,000		1.000%, 9/15/2017	25,077,147
13,430,000	[1]	1.500%, 12/31/2018	13,466,407
9,000,000		1.625%, 3/31/2019	9,046,969
10,000,000		1.625%, 7/31/2019	10,021,875
45,000,000		1.625%, 8/31/2019	45,060,471
25,000,000		1.750%, 9/30/2019	25,164,452
30,000,000		1.875%, 6/30/2020	30,118,827
76,000,000		2.250%, 7/31/2018	78,656,436
24,200,000		3.250%, 7/31/2016	25,390,054
3,232,890		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,267,265
49,741,370		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	50,116,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $425,786,971)	429,686,593
		GOVERNMENT AGENCIES—7.8%
		Federal Home Loan Mortgage Corporation—2.9%
15,000,000		0.875%, 10/14/2016	15,098,159
		Federal National Mortgage Association—4.9%
25,000,000		0.875%, 8/28/2017	24,952,947
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $39,562,066)	40,051,106
		MORTGAGE-BACKED SECURITY—7.3%
		Federal National Mortgage Association—7.3%
35,000,000		4.000%, 10/1/2044 (IDENTIFIED COST $37,281,836)	37,172,461
		PURCHASED CALL OPTION—0.0%
250,000		United States Treasury Note 5-Year Future, Call Option, Strike Price: $120.00, Expiration Date: 11/22/2014 (IDENTIFIED COST $51,345)	35,156
		PURCHASED PUT OPTION—0.0%
250,000		United States Treasury Note 5-Year Future, Put Option, Strike Price: $119.00, Expiration Date: 11/22/2014 (IDENTIFIED COST $25,953)	44,922
		REPURCHASE AGREEMENT—1.4%
$7,327,000		Interest in $805,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,006,708 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $827,480,366. (AT COST)	7,327,000
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $510,035,171)[2]	514,317,238
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(2,507,145)
		TOTAL NET ASSETS—100%	$511,810,093

At October 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Long Futures	50	$7,054,688	December 2014	$(32,927)
[4]United States Treasury Note 2-Year Long Futures	300	$65,868,750	December 2014	$(56,937)
[4]United States Treasury Note 5-Year Short Futures	300	$35,828,906	December 2014	$15,719
[4]United States Treasury Note 10-Year Short Futures	200	$25,271,875	December 2014	$77,667
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,522
The average notional value of long and short futures contracts held by the Fund throughout the period was $100,467,946 and $57,379,141, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional amount of written options held by the Fund throughout the period was $106,680. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $98,399. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At October 31, 2014, the cost of investments for federal tax purposes was $510,035,171. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,282,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,808,180 and net unrealized depreciation from investments for those securities having an excess of cost over value of $526,113.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Mangament Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$429,686,593	$—	$429,686,593
Government Agencies	—	40,051,106	—	40,051,106
Mortgage-Backed Security	—	37,172,461	—	37,172,461
Purchased Call Options	35,156	—	—	35,156
Purchased Put Options	44,922	—	—	44,922
Repurchase Agreement	—	7,327,000	—	7,327,000
TOTAL SECURITIES	80,078	$514,237,160	$—	$514,317,238
OTHER FINANCIAL INSTRUMENTS*	$3,522	$—	$—	$3,522
*	Other financial instruments include futures contracts.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014